STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2024	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Nov. 30, 2025	Nov. 30, 2024	Jul. 28, 2025	Oct. 28, 2024	Dec. 31, 2023	Dec. 01, 2023	May 16, 2023	May 15, 2023	Dec. 31, 2022
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares authorized		200,000,000	200,000,000		200,000,000					200,000,000	200,000,000	80,000,000
Common stock par value		$ 0.0001	$ 0.0001		$ 0.0001						$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, shares authorized		1,000,000								1,000,000		1,000,000
Preferred stock par value		$ 0.0001										$ 0.0001
Shares issued for services, shares		639,720
Shares issued for services		$ 1,475,000
Deferred share based compensation					$ 43,000
Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Shares issued for cash received, shares	48,342
M2i Global Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares authorized							1,000,000,000	1,000,000,000					1,000,000,000	75,000,000
Common stock par value							$ 0.001	$ 0.001	$ 0.0001				$ 0.001	$ 0.001
Number of shares authorized issue													1,000,100,000
Preferred stock, shares authorized							100,000	100,000
Preferred stock par value							$ 0.001	$ 0.001
Common stock votes per share							1
Proceeds from Issuance of Common Stock							$ 764,582	$ 2,026,880
Deferred share based compensation							166,667
deferred stock based compensation							$ 833,333
Shares, Issued							5,000	370,400
Subscription receivable							$ 53,785
M2i Global Inc [Member] | Chief Executive Officer [Member]
Subsidiary or Equity Method Investee [Line Items]
Shares issued for cash received, shares								37,500,000
M2i Global Inc [Member] | Consultants [Member]
Subsidiary or Equity Method Investee [Line Items]
Shares issued for services, shares							28,362,328
Shares issued for services							$ 1,207,490
M2i Global Inc [Member] | Common Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Shares issued for cash received, shares							102,578,206	109,137,500
Proceeds from Issuance of Common Stock							$ 764,582
Shares issued for services, shares							28,362,328
Shares issued for services							$ 28,362
Number of shares issued for future services							10,000,000
Number of shares issued for future services, value							$ 1,000,000
M2i Global Inc [Member] | Super Voting Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, shares authorized													100,000
Preferred stock par value													$ 0.001
Preferred stock votes per share							10,000